Interest in joint operations	12 Months Ended
Jun. 30, 2026
Interest in joint operations
Interest in joint operations
19	Interest in joint operations

At 30 June, the Group’s interest in material joint operations were:

			% of equity owned
			2026	2025
Name	Country of incorporation	Nature of activities	%	%
Louisiana Integrated Polyethylene JV LLC (LIP JV)	United States of America	Manufactures ethylene and polyethylene chemicals. The joint operation with LyondellBasell operates as a tolling arrangement. Sasol retains control of our portion of the goods during the toll processing, for which a fee is paid, and only recognises revenue when the finished goods are transferred to a final customer. Equistar, a subsidiary of LyondellBasell, acts as an independent agent, for a fee, to exclusively market and sell all of Sasol’s Linear low-density polyethylene and Low-density polyethylene produced by the joint operation to customers.	50	50
National Petroleum Refiners of South Africa (Pty) Ltd (Natref)	South Africa	Inland refinery that uses crude oil to produce liquid fuels. Natref is a joint operation between Sasol and Prax South Africa (Pty) Ltd. Prax remains in business rescue. Sasol continues to operate Natref and utilise available Prax capacity in accordance with arrangements agreed with the business rescue practitioners, with operations and product supply remaining uninterrupted.	64	64

19	Interest in joint operations continued

The information provided is Sasol’s share of joint operations (excluding unincorporated joint operations) and includes intercompany transactions and balances.

			Total	Total
	LIP JV	Natref	2026	2025
for the year ended 30 June	Rm	Rm	Rm	Rm
Statement of financial position
External non-current assets	23 561	1 035	24 596	25 696
External current assets	1 451	888	2 339	2 324
Intercompany current assets	—	3	3	212
Total assets	25 012	1 926	26 938	28 232
Shareholders’ equity	23 768	(3 202)	20 566	21 606
Long-term liabilities	27	4 413	4 440	3 632
Interest-bearing current liabilities	7	—	7	110
Non-interest-bearing current liabilities	801	478	1 279	1 690
Intercompany current liabilities	409	237	646	1 194
Total equity and liabilities	25 012	1 926	26 938	28 232

At 30 June 2026, the Group’s share of the total capital commitments of joint operations amounted to R1 076 million (2025: R2 003 million).

Accounting policies:

The Group recognises its share of any jointly held or incurred assets, liabilities, revenues and expenses along with the Group’s income from the sale of its share of the output and any liabilities and expenses that the Group has incurred in relation to the joint operation. These have been incorporated in the financial statements under the appropriate headings.